UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	€ 140,869	€ 190,867
Restricted cash	1,692	1,692
Research and development incentive receivables	301	158
Financial assets	197,982	168,907
Prepaid expenses	4,718	2,338
Trade and other receivables	10,198	2,842
Total current assets	355,760	366,804
Noncurrent assets
Restricted cash	263	256
Research and development incentive receivables	3,235	3,033
Other non-current assets		125
Financial assets	1	1
Property, plant and equipment	752	676
Intangible assets	8	13
Total non-current assets	4,259	4,104
TOTAL ASSETS	360,019	370,908
Equity
Share capital	3,245	3,217
Share premium	432,166	430,518
Accumulated losses	(123,039)	(100,568)
Other reserves	20,588	11,764
Total equity	332,960	344,931
Non-current liabilities	25	25
Provisions for employee benefits	25	25
Current liabilities	27,034	25,952
Trade and other payables	21,559	15,285
Current tax liabilities	565	597
Deferred revenue	4,910	10,070
Total liabilities	27,059	25,977
TOTAL EQUITY AND LIABILITIES	€ 360,019	€ 370,908